Income Taxes	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Income Taxes

Note 19 – Income Taxes

The income (loss) before income taxes follows:

	Fiscal 2022	Fiscal 2021
United States	$(87,679,037)	$(19,987,348)
International	(20,227,495)	(10,196,922)
Total loss before income taxes	$(107,906,532)	$(30,184,270)

The provision (benefit) from income taxes follows:

	Fiscal 2022	Fiscal 2021
Current:
Federal	$-	$300,000
State	-	—
Foreign	(2,581)	24,722
Total current	(2,581)	324,722
Deferred:
Federal	(5,671,861)	(4,136,258)
State	-	—
Foreign	-	—
Total deferred	(5,671,861)	(4,136,258)
Income tax provision (benefit)	$(5,674,442)	$(3,811,536)

During the year ended June 30, 2022, the Company recorded a deferred tax liability in connection with its acquisition of Bethard. This acquisition impacted the Company’s estimate of realizability of its deferred tax assets and resulted in a reduction of the Company’s valuation allowance of $5,671,861 during the year ended June 30, 2022. During the year ended June 30, 2021, the Company recorded a deferred tax liability in connection with its acquisitions of Argyll, EGL, Helix and ggCircuit. These acquisitions impacted the Company’s estimate of realizability of its deferred tax assets and resulted in a reduction to the valuation allowance of $4,136,258 during the year ended June 30, 2021.

The reconciliation of the expected tax expense (benefit) based on U.S. federal statutory rate of 21% with the actual expense follows:

	Fiscal 2022	Fiscal 2021
U.S. federal statutory rate	$(22,660,372)	$(6,338,697)
Change in valuation allowance	17,373,839	1,133,233
Foreign tax rate and other foreign tax	(1,171,464)	(150,274)
Extinguishment of senior convertible note	5,544,743	-
Non-deductible warrant revaluations	(6,608,337)	325,484
Non-deductible revaluation of contingent consideration	1,790,656	367,207
Acquisition costs	56,493	521,235
Other	—	330,276
Income tax provision (benefit)	$(5,674,442)	$(3,811,536)

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted in response to the COVID-19 pandemic. The CARES Act, among other things, permits Net Operating Liabilities (“NOLs”) carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allows NOLs incurred in 2018, 2019, and 2020 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes. The Company is currently evaluating the impact of the CARES Act, but due to sustained losses, the NOL carryback provision of the CARES Act is not expected to yield a benefit to us.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities consist of the following:

	Fiscal 2022	Fiscal 2021
Assets:
Net operating losses	$29,509,842	$9,728,136
Nonqualified stock options	1,307,113	382,974
Depreciation and amortization	473,380	452,388
Other	26,265	26,264
Gross deferred tax assets	31,316,600	10,589,762
Deferred tax liabilities
Acquired intangible assets	(3,269,763)	(5,593,787)
Net deferred tax assets	28,046,837	4,995,975
Valuation allowance	(28,046,837)	(6,866,836)
Deferred tax liabilities, net	$—	$(1,870,861)

The Company had net deferred tax assets of $28,046,837 at June 30, 2022 for which there is a full valuation allowance. The Company determined that it would not be able to realize the remaining deferred tax assets in the future. The need to maintain a valuation allowance against the Company’s deferred tax assets may cause greater volatility to the Company’s effective tax rate.

At June 30, 2022, the Company had estimated federal net operating loss carry forwards of $95,096,045, which may be offset against future taxable income subject to limitation under IRC Section 382. At June 30, 2022, the Company had net operating loss carryforwards related to its foreign operations in Malta of $13,233,576 and the UK of $1,314,884 that do not expire, as well as net operating loss carryforwards related to its foreign operations in Switzerland of $24,985,656 that can be carried forward for 7 years. On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted in response to the COVID-19 pandemic. The CARES Act, among other things, permits net operating loss carryovers and carrybacks to offset taxable income for taxable years beginning before 2021. In addition, the CARES Act allows NOLs incurred in 2018, 2019, and 2020 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes. Due to historical losses, the net operating loss carryback provision of the CARES Act is would not yield a material benefit to the Company. The Company determined that a full valuation allowance will be recorded against the net operating loss deferred tax assets.

The Company applied the “more-likely-than-not” recognition threshold to all tax positions taken or expected to be taken in a tax return, which resulted in no unrecognized tax benefits as of June 30, 2022 or June 30, 2021, respectively.

During the years ended June 30, 2022 and 2021, the Company recorded income tax benefits of $5,674,442 and $3,811,536, respectively, which is attributable primarily to non-recurring partial releases of the Company’s U.S. valuation allowance as a result of purchase price accounting. The Company regularly evaluates the realizability of its deferred tax assets and establishes a valuation allowance if it is more likely than not that some or all of the deferred tax assets will not be realized.